Schedule of Fair Value Derivative Liability (Details) - USD ($)	Mar. 31, 2023	Dec. 31, 2022	Sep. 30, 2022
CD1 [Member]
Short-Term Debt [Line Items]
Total Fair Value	$ 5,093,130	$ 5,537,360	$ 6,320,807
RCD Note [Member]
Short-Term Debt [Line Items]
Total Fair Value	9,119,412	10,285,777	7,679,193
CD Two Note [Member]
Short-Term Debt [Line Items]
Total Fair Value	13,117,407	14,063,525	15,000,000
CD1 and RCD [Member]
Short-Term Debt [Line Items]
Total Fair Value		29,886,662	$ 29,000,000
C D One And R C D And C D Two [Member]
Short-Term Debt [Line Items]
Total Fair Value	$ 27,389,949	$ 29,886,662